COMMITMENTS AND CONTINGENCIES - Components of Lease Expense (Details) $ in Thousands	3 Months Ended
Mar. 31, 2022 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Operating lease cost	$ 600
Short-term lease cost	102
Total lease cost	$ 702